SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	¥ 4,707,174
2026	8,261,034
2027	3,615,771
2028	1,276,923
2029	2,473,640
Thereafter	5,553,377
Total	¥ 25,887,919	¥ 21,551,158